Other assets and other liabilities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other assets
Cash collateral on derivative instruments	SFr 5,705	SFr 7,921
Cash collateral on non-derivative transactions	1,237	327
Derivative instruments used for hedging	148	186
Assets held-for-sale	8,214	26,061
of which loans	8,062	25,839
of which real estate	122	182
of which long-lived assets	30	40
Assets held for separate accounts	431	1,307
Interest and fees receivable	4,787	5,658
Deferred tax assets	5,828	6,179
Prepaid expenses	394	448
Failed purchases	2,423	2,770
Defined benefit pension and post-retirement plan assets	1,061	825
Other	6,637	6,335
Other assets	36,865	58,017
Other liabilities
Cash collateral on derivative instruments	11,497	13,989
Cash collateral on non-derivative transactions	369	518
Derivative instruments used for hedging	2	110
Deposits held-for-sale	1,577	0
Provisions	4,077	1,851
of which off-balance sheet risk	88	88
Restructuring liabilities	311	199	SFr 0
Liabilities held for separate accounts	431	1,307
Interest and fees payable	6,039	6,011
Current tax liabilities	636	608
Deferred tax liabilities	129	54
Failed sales	737	1,551
Defined benefit pension and post-retirement plan liabilities	516	1,145
Other	13,534	14,888
Other liabilities	39,855	42,231
Restricted loans, representing collateral on secured borrowings, included in loans held-for-sale	681	1,135
Loans held in trusts, consolidated as a result of failed sales, included in loans held-for-sale	0	60
Foreclosed or repossessed real estate	16	31
Foreclosed or repossessed residential real estate	13	3
Bank
Other assets
Cash collateral on derivative instruments	5,701	7,987
Cash collateral on non-derivative transactions	1,237	327
Derivative instruments used for hedging	148	186
Assets held-for-sale	8,214	26,061
of which loans	8,062	25,839
of which real estate	122	182
of which long-lived assets	30	40
Assets held for separate accounts	431	1,307
Interest and fees receivable	4,795	5,643
Deferred tax assets	5,815	6,068
Prepaid expenses	382	442
Failed purchases	2,423	2,770
Defined benefit pension and post-retirement plan assets	995	825
Other	6,594	6,294
Other assets	36,735	57,910
Other liabilities
Cash collateral on derivative instruments	11,497	13,991
Cash collateral on non-derivative transactions	369	518
Derivative instruments used for hedging	2	110
Deposits held-for-sale	1,577	0
Provisions	4,066	1,841
of which off-balance sheet risk	87	87
Restructuring liabilities	310	199	SFr 0
Liabilities held for separate accounts	431	1,307
Interest and fees payable	5,986	5,926
Current tax liabilities	607	577
Deferred tax liabilities	96	41
Failed sales	737	1,551
Defined benefit pension and post-retirement plan liabilities	516	659
Other	13,640	14,995
Other liabilities	39,834	41,715
Restricted loans, representing collateral on secured borrowings, included in loans held-for-sale	681	1,135
Loans held in trusts, consolidated as a result of failed sales, included in loans held-for-sale	0	60
Foreclosed or repossessed real estate	16	31
Foreclosed or repossessed residential real estate	SFr 13	SFr 3